UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     First United Bank & Trust
          -------------------------
Address:  19 South Second Street
          -------------------------
Oakland,  Maryland 21550
          -------------------------

Form 13F File Number: 28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, andtables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Keith Sanders
                 ------------------------------------
Title:           Senior Trust Officer/First V.P.
                 ------------------------------------
Phone:           301-533-2360
                 ------------------------------------

Signature, Place, and Date of Signing:

/s/ Keith Sanders                 Oakland, Maryland            January 17, 2013
-----------------                 -----------------            ----------------
     Signature                      City, State                      Date

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT. (Check  here  if  all holdings of  this reporting manager  are reported  in  this report.)
[ ]      13F NOTICE. (Check here if  no holdings reported are  in this report, and all holdings are reported by other reporting manager(s).)
[ ]      13F COMBINATION REPORT. (Check  here  if  a  portion  of  the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0
                                                               --------
Form 13F Information Table Entry Total:                              76
                                                               --------
Form 13F Information Table Value Total:                         $66,944
                                                               --------
                                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managerswith respect to which this report is filed, other than the manager filing this report.

                 None

                           FORM 13F INFORMATION TABLE



                                                                VALUE  SHARES/  SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
                  NAME OF ISSUER     TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN   CALL   DSCRETN  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                       G1151C101    808    12147   SH           SOLE               12147    0      0
AT&T INC                                    COM     00206R102    386    11468   SH           SOLE               11468    0      0
ABBOTT LABS                                 COM      2824100     850    12979   SH           SOLE               12979    0      0
APPLE INC COM                                       37833100    1077     2024   SH           SOLE                2024    0      0
BECTON DICKINSON AND COMPANY                        75887109     379     4850   SH           SOLE                4850    0      0
BRISTOL MYERS SQUIBB CO                     COM     110122108   1788    54869   SH           SOLE               54869    0      0
CBS CORP NEW                                        124857202    483    12700   SH           SOLE               12700    0      0
CSX CORP                                    COM     126408103    614    31126   SH           SOLE               31126    0      0
CHEVRONTEXACO                                       166764100   1612    14911   SH           SOLE               14911    0      0
CISCO SYS INC                               COM     17275R102    698    35520   SH           SOLE               35520    0      0
COACH, INC                                          189754104    412     7425   SH           SOLE                7425    0      0
COCA COLA CO                                COM     191216100   1137    31352   SH           SOLE               31352    0      0
CONOCOPHILLIPS                                      20825C104    741    12785   SH           SOLE               12785    0      0
COSTCO WHSL CORP NEW                                22160K105    443     4491   SH           SOLE                4491    0      0
DANAHER CORP DEL                            COM     235851102   1690    30225   SH           SOLE               30225    0      0
DEERE & COMPANY                                     244199105    990    11455   SH           SOLE               11455    0      0
DISNEY WALT CO                           COM DISNEY 254687106    633    12707   SH           SOLE               12707    0      0
DOMINION NEW RES INC VA NEW                         25746U109   1372    26496   SH           SOLE               26496    0      0
DU PONT E I DE NEMOURS & CO                 COM     263534109   1095    24346   SH           SOLE               24346    0      0
EQT CORP                                            26884L109    299     5074   SH           SOLE                5074    0      0
EXXON MOBIL CORP                            COM     30231G102   2324    26852   SH           SOLE               26852    0      0
FIRST UNITED CORPORATION                            33741H107   1981   276313   SH           SOLE              276313    0      0
GENERAL ELEC CO                             COM     369604103    500    23854   SH           SOLE               23854    0      0
GILEAD SCIENCES INC                                 375558103    593     8068   SH           SOLE                8068    0      0
GRAINGER W W INC                                    384802104    671     3315   SH           SOLE                3315    0      0
HEINZ H J CO                                COM     423074103   1254    21737   SH           SOLE               21737    0      0
HONEYWELL INTL INC                          COM     438516106    710    11191   SH           SOLE               11191    0      0
INTEL CORP                                  COM     458140100    714    34638   SH           SOLE               34638    0      0
INTERNATIONAL BUSINESS MACHS                COM     459200101   1040     5430   SH           SOLE                5430    0      0
ISHARES DOW JONES SELECT DIVIDEND INDEX             464287168    946    16535   SH           SOLE               16535    0      0
ISHARES DOW JONES TRANSPORTATION AVERAGE            464287192    816     8652   SH           SOLE                8652    0      0
ISHARES MSCI EMERGING MARKETS INDEX                 464287234    820    18484   SH           SOLE               18484    0      0
ISHARES RUSSELL MIDC AP VALUE INDEX                 464287473   1100    21893   SH           SOLE               21893    0      0
ISHARES RUSSELL MIDC AP GROWTH INDEX                464287481    627     9990   SH           SOLE                9990    0      0
ISHARES RUSSELL MIDC AP INDEX                       464287499    427     3776   SH           SOLE                3776    0      0
ISHARES RUSSELL 1000 VALUE INDEX                    464287598   1319    18111   SH           SOLE               18111    0      0
ISHARES RUSSELL 1000 GROWTH INDEX                   464287614   1880    28707   SH           SOLE               28707    0      0
ISHARES RUSSELL 2000 VALUE INDEX                    464287630    274     3634   SH           SOLE                3634    0      0
ISHARES RUSSELL 2000 GROWTH INDEX                   464287648    362     3796   SH           SOLE                3796    0      0
ISHARES DOW JONES US TECHNOLOGY                     464287721   1352    19123   SH           SOLE               19123    0      0
ISHARES DOW JONES US REAL ESTATE                    464287739   1372    21214   SH           SOLE               21214    0      0
ISHARES DOW JONES US HEALTHCARE                     464287762    862    10325   SH           SOLE               10325    0      0
J P MORGAN CHASE & CO                               46625H100    326     7423   SH           SOLE                7423    0      0
JOHNSON & JOHNSON                           COM     478160104   1469    20954   SH           SOLE               20954    0      0
LOWES COS INC                               COM     548661107   1429    40219   SH           SOLE               40219    0      0
M & T BANK CORP                                     55261F104    434     4405   SH           SOLE                4405    0      0
MCDONALDS CORP                              COM     580135101   1096    12420   SH           SOLE               12420    0      0
MEADWESTVACO CORP                                   583334107    289     9063   SH           SOLE                9063    0      0
METLIFE, INC.                                       59156R108    235     7135   SH           SOLE                7135    0      0
NATIONAL OILWELL VAR CO INC                         637071101    687    10050   SH           SOLE               10050    0      0
NORDSTROM INC                                       655664100    610    11400   SH           SOLE               11400    0      0
NUVEEN INSD TAX-FREE ADVANTAGE MUN FD               670657105    189    12713                SOLE               12713    0      0
PEPSICO INC                                 COM     713448108    856    12516   SH           SOLE               12516    0      0
POWERSHARES QQQ TRUST, SERIES 1                     73935A104   3058    46953   SH           SOLE               46953    0      0
POWERSHARES WATER RESOURCE                   P      73935X575    215    10350   SH           SOLE               10350    0      0
POWERSHARES OIL SERVICES                            73935X625    751    36904   SH           SOLE               36904    0      0
PRAXAIR INC                                 COM     74005P104    996     9101   SH           SOLE                9101    0      0
PRICE T ROWE GROUP INC                              74144T108    761    11682   SH           SOLE               11682    0      0
PROCTER & GAMBLE CO                         COM     742718109    846    12456   SH           SOLE               12456    0      0
PRUDENTIAL FINANCIAL INC                            744320102    383     7182   SH           SOLE                7182    0      0
S&P 500 EQUAL WEIGHT INDEX                          78355W106    292     5469   SH           SOLE                5469    0      0
SPDR S&P 500 INDEX                                  78462F103   4632    32526   SH           SOLE               32526    0      0
SPDR GOLD TRUST ETF                                 78463V107    466     2875   SH           SOLE                2875    0      0
SPDR DOW JONES INDUSTRIAL AVERAGE                   78467X109    445     3408   SH           SOLE                3408    0      0
SCHLUMBERGER LTD                            COM     806857108    601     8677   SH           SOLE                8677    0      0
MATERIALS SECTOR SPDR                               81369Y100    358     9524   SH           SOLE                9524    0      0
CONSUMER STAPLES SECTOR SPD                         81369Y308    504    14439   SH           SOLE               14439    0      0
CONSUMER DISCRETIONARY SECTOR SPDR                  81369Y407    607    12794   SH           SOLE               12794    0      0
ENERGY SECTOR SPDR                                  81369Y506    435     6087   SH           SOLE                6087    0      0
FINANCIAL SECTOR SPDR                               81369Y605    191    11650   SH           SOLE               11650    0      0
INDUSTRIAL SECTOR SPDR                              81369Y704    494    13034   SH           SOLE               13034    0      0
SPECTRA ENERGY CORP                                 847560109    484    17699   SH           SOLE               17699    0      0
STATE ST CORP                                       857477103    406     8641   SH           SOLE                8641    0      0
TRACTOR SUPPLY                                      892356106    873     9875   SH           SOLE                9875    0      0
VERIZON COMMUNICATIONS                              92343V104   1564    36138   SH           SOLE               36138    0      0
WASTE MANAGEMENT INC                                94106L109    511    15145   SH           SOLE               15145    0      0

GRAND TOTALS                                                   66944  1445495                                 1445495    0      0